Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	$ 374,890	$ 369,230
Gross benefits payable and provision for unreported claims)	5,251	4,837
Gross policyholder amounts on deposit	12,134	11,487
Gross insurance contract liabilities	392,275	385,554	$ 351,161
Reinsurance assets	(44,531)	(45,769)
Net insurance contract liabilities	$ 347,744	$ 339,785